Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of location and gross amounts of derivative fair values in the consolidated balance sheets
The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheet as at December 31, 2013 and 2012:

(U.S. dollars in thousands)	2013				2012
	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,005,610	$26,098	$2,572,227	$70,462	$670,751	$12,511	$2,382,507	$23,715
Total derivatives designated as hedging instruments	$1,005,610	$26,098	$2,572,227	$70,462	$670,751	$12,511	$2,382,507	$23,715
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Interest rate exposure	$30,702	$266	$10,259	$8	$45,604	$2,060	$26,139	$253
Foreign exchange exposure	17,497	12	50,614	680	33,007	226	54,449	1,790
Credit exposure	—	—	340,020	15,128	25,000	486	436,959	15,472
Financial market exposure	58,232	1,111	14,821	77	72,597	9,559	16,910	—
Financial Operations Derivatives: (2)
Credit exposure	—	—	44,234	4,190	—	—	46,903	—
Other Non-Investment Derivatives:
Guaranteed minimum income benefit contract	—	—	53,564	14,940	—	—	69,051	25,396
Modified coinsurance funds withheld contract	66,369	—	—	—	76,975	—	—	—
Total derivatives not designated as hedging instruments	$172,800	$1,389	$513,512	$35,023	$253,183	$12,331	$650,411	$42,911
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(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheet on a net basis where the Company has both a legal right of offset and the intentions to settle the contracts on a net basis.

(2)	Financial operations derivatives represent interests in variable interest entities as described in Note 16, “Variable Interest Entities".

Summary of gross and net amounts of derivative fair values and associated collateral
The following table summarizes information on the gross and net amounts of derivative fair values and associated collateral received related to derivative assets or paid relating to derivative liabilities contained in the consolidated balance sheet at December 31, 2013 and 2012:

				Gross Amounts Not Offset in the Balance Sheet
December 31, 2013 (U.S. dollars in thousands)	Gross Amounts Recognized in Balance Sheet	Gross Amounts Offset in the Balance Sheet	Net Amounts in the Balance Sheet	Financial Instruments	Cash Collateral	Net Amounts
Derivative Assets	$27,487	$1,342	$26,145	$—	$—	$26,145
Derivative Liabilities	$105,485	$1,342	$104,143	$—	$19,847	$84,296

December 31, 2012 (U.S. dollars in thousands)
Derivative Assets	$24,842	$1,327	$23,515	$—	$—	$23,515
Derivative Liabilities	$66,626	$1,327	$65,299	$—	$12,130	$53,169

Total impact on earnings related to derivative instruments
The following table provides the total impact on earnings relating to derivative instruments formally designated as fair value hedges along with the impacts of the related hedged items for the years indicated:

Derivatives Designated as Fair Value Hedges (U.S. dollars in thousands)	Hedged Items – Amount of Gain/(Loss) Recognized in Income Attributable to Risk
	Gain/(Loss) Recognized in Income on Derivative	Deposit Liabilities	Fixed Maturity Investments	Ineffective Portion of Hedging Relationship – Gain/(Loss)
Year Ended December 31, 2013
Interest rate exposure	$—
Foreign exchange exposure	(22,568)
Total	$(22,568)	$—	$23,065	$497
Year Ended December 31, 2012
Interest rate exposure	$1,813
Foreign exchange exposure	(24,183)
Total	$(22,370)	$(6,182)	$23,967	$(4,585)
Year Ended December 31, 2011
Interest rate exposure	$25,680
Foreign exchange exposure	15,135
Total	$40,815	$(27,391)	$(15,299)	$(1,875)

Summary of fair value hedges that have been settled and their impact on results during the year
A summary of the fair value hedges that have been settled and their impact on results during the indicated years ended December 31 as well as the remaining balance of fair value hedges and average years remaining to maturity are shown below:

Settlement of Fair Value Hedges – Summary (U.S. dollars in thousands, except years)	Fair Value Hedges – Notes Payable and Debt December 31,		Fair Value Hedges – Deposit Liabilities December 31,
	2013	2012	2013	2012
Cumulative reduction to interest expense	$18,856	$14,949	$37,382	$21,395
Remaining balance	$2,768	$6,675	$195,814	$211,800
Weighted average years remaining to maturity	0.7	1.7	22.7	25.3

Weighted average US dollar equivalent of foreign denominated net assets that were hedge and resultant gain (loss)
The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resultant gain (loss) that was recorded in the cumulative translation adjustment account within AOCI for the year ended December 31, 2013 and 2012.

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation – Summary (U.S. dollars in thousands)	2013	2012
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$2,648,137	$1,962,076
Derivative gains (losses) (1)	$(27,392)	$(36,649)

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(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

Total impact on earnings relating to derivative instruments not formally designated as hedging
The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under authoritative accounting guidance and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the years ended December 31, 2013, 2012 and 2011:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments (U.S. dollars in thousands)	2013	2012	2011
Investment Related Derivatives:
Interest rate exposure	$5,065	$4,394	$(1,021)
Foreign exchange exposure	(948)	(1,084)	(302)
Credit exposure	(4,052)	(7,611)	(16,527)
Financial market exposure	6,302	3,073	(5,131)
Financial Operations Derivatives:
Credit exposure	(2,437)	10,511	16,976
Other Non-Investment Derivatives:
Contingent credit facility	—	—	(6,068)
Guaranteed minimum income benefit contract	10,457	(2,906)	(1,300)
Modified coinsurance funds withheld contract	(7,086)	3,429	4,510
Total derivatives not designated as hedging instruments	$7,301	$9,806	$(8,863)
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges	497	(4,585)	(1,875)
Net realized and unrealized gains (losses) on derivative instruments	$7,798	$5,221	$(10,738)

Summary of credit derivative exposure
An aggregate summary of the credit derivative exposure at December 31 for the years indicated is as follows:

Financial Operations Derivatives - Credit Exposure Summary: (U.S. dollars in thousands, except term to maturity)	2013	2012
Principal outstanding	$42,080	$44,281
Interest outstanding	2,154	2,622
Aggregate outstanding exposure	$44,234	$46,903
Total liability recorded	$4,190	$—
Weighted average contractual term to maturity	3.7 years	4.7 years
Underlying obligations credit rating	CC	BB

Summary of contingent credit features
The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and the collateral posted under any of these agreements at December 31 for the years indicated were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	2013	2012
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$47,703	$20,366
Collateral posted to counterparty	$13,260	$5,490